Label	Element	Value
MainStay MacKay Common Stock Fund
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THE MAINSTAY FUNDS

MainStay MacKay Common Stock Fund

(the “Fund”)

Supplement dated February 5, 2021 (“Supplement”) to the
Summary Prospectus and Prospectus each dated February 28, 2020, as amended June 30, 2020, as supplemented, and

Statement of Additional Information, dated
August 31, 2020, as amended September 30, 2020, as supplemented (“SAI”)

Important Notice Regarding Changes to Name and Investment Policies

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus and SAI.

At meetings held on January 21, January 25 and February 3, 2021, the Board of Trustees (“Board”) of The MainStay Funds (“Trust”) considered and approved, among other related proposals: (i) appointing Wellington Management Company LLP (“Wellington”) as the Fund’s subadvisor, and the related subadvisory agreement; (ii) changing the Fund’s name and removing its non-fundamental “names rule” investment policy; and (iii) modifying the Fund’s principal investment strategies and investment process.

On or about February 8, 2021, shareholders of the Fund will receive an information statement containing further information regarding the subadvisor change.

As a result, unless otherwise indicated below, effective on or about March 5, 2021, the following changes will be made to the Summary Prospectus, Prospectus and SAI:

1.	Name Change. The name of the Fund is changed to MainStay WMC Enduring Capital Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	MainStay MacKay Common Stock Fund
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3.	Principal Investment Strategies. The “Principal Investment Strategies” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks. The Fund invests in common stocks of U.S. companies with market capitalizations that, at the time of investment, are similar to the market capitalizations of companies whose stocks are included in the Standard & Poor's 500® Index ("S&P 500® Index”) (which ranged from $4.3 billion to $2,252.6 billion as of December 31, 2020) and the Russell 3000® Index (which ranged from $43 million to $2,252.6 billion as of December 31, 2020). The Fund may also invest in securities of foreign issuers, including securities of emerging market country issuers. Generally, an issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk," as determined by a third-party service provider such as Bloomberg. Wellington Management Company LLP, the Fund’s Subadvisor (the “Subadvisor”), has discretion to determine the countries considered to be emerging market countries, including taking into consideration a variety of factors, such as the development of a country’s financial and capital markets, and inclusion of a country in an index representative of emerging markets.

Investment Process:

The Subadvisor seeks to identify companies that have a decades-long perspective, and resilient businesses run by owner-minded executives skilled at capital allocation. When purchasing stocks for the Fund, the Subadvisor looks for companies typically having some or all of the following attributes: resilient businesses, strong cash flow reinvestment and growth opportunities, owner-minded management teams who are skilled capital allocators, and stocks trading at reasonable valuations. The Subadvisor may give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity. The Subadvisor may sell a security due to a company’s reduced cash flow resiliency, fewer growth opportunities, or adverse changes to the management team and culture.

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4.	Principal Risks. In the “Principal Risks” section of the Summary Prospectus is revised as follows:

(a)	The “Portfolio Management Risk” is deleted and replaced with the following Portfolio Management Risk:

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

(b)	The “Foreign Securities Risk” is deleted and replaced with the following Foreign Securities Risk:

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

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5.	Past Performance. The “Past Performance” section of the Summary Prospectus and Prospectus is revised as follows:

(a)    The following is added as the new fourth paragraph:

Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies.

(b)    The last three sentences of the first paragraph are deleted and replaced with the following:

The Fund has selected the Russell 3000® Index as its secondary benchmark. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund has selected the Russell 3000® Index as its secondary benchmark. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.